Non-financial Assets and Liabilities (Tables)	9 Months Ended
Mar. 31, 2022
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Intangible Assets
a.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2021
Opening net book amount	134,453	1,673	427,779	17,696	581,601
Additions	—	500	—	—	500
Exchange differences	—	1	—	21	22
Amortization charge	—	(102)	—	(1,475)	(1,577)
Closing net book amount	134,453	2,072	427,779	16,242	580,546

As of June 30, 2021
Cost	134,453	3,407	489,698	23,999	651,557
Accumulated amortization	—	(1,335)	—	(7,757)	(9,092)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,072	427,779	16,242	580,546

Nine Months Ended March 31, 2022
Opening net book amount	134,453	2,072	427,779	16,242	580,546
Additions/(Reversals)	—	(500)	—	—	(500)
Exchange differences	—	74	—	—	74
Amortization charge	—	(84)	—	(1,091)	(1,175)
Closing net book amount	134,453	1,562	427,779	15,151	578,945

As of March 31, 2022
Cost	134,453	2,979	489,698	23,999	651,129
Accumulated amortization	—	(1,417)	—	(8,848)	(10,265)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,562	427,779	15,151	578,945

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779

(1)	Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

Summary of Provisions

	As of			As of
	March 31, 2022			June 30, 2021
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	10,774	13,116	23,890	10,764	14,645	25,409
Employee benefits	3,692	63	3,755	4,195	47	4,242
Provision for license agreements	3,750	—	3,750	3,751	2,325	6,076
Provision for litigation settlements(1)	2,000	—	2,000	—	—	—
	20,216	13,179	33,395	18,710	17,017	35,727
(1)

In October 2020, in light of the Complete Response Letter released by the FDA and the decline in the market price of our ADS, a purported class action lawsuit was filed in the U.S. Federal District Court for the Southern District of New York on behalf of purchasers or acquirers of our ADSs against the Company, its Chief Executive Officer, its former Chief Financial Officer and its former Chief Medical Officer for alleged violations of the U.S. Securities Exchange Act of 1934. The parties have reached an agreement in principle to settle the securities class action on a class wide basis for $2.0 million, with no admission of liability. This settlement was paid by the Company’s insurer in May 2022, other than the minimum excess as per the Company’s insurance policy. The settlement is subject to final documentation, notice to the class members, and approval of the court. The court granted preliminary approval of the settlement on April 8, 2022 and has scheduled a final approval hearing for August 15, 2022.

Summary of Deferred Tax Balances

(i) Deferred tax balances

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	69,620	71,916
Other temporary differences	10,671	8,248
Total deferred tax assets	80,291	80,164

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	80,291	80,164
Total deferred tax liabilities	80,291	80,164
Net deferred tax liabilities	—	—

Schedule of Movements Related to Deferred Tax Assets and Liabilities

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2020	(72,899)	(6,196)	79,825	730
Charged/(credited) to:
- profit or loss	1,449	(2,609)	339	(821)
- directly to equity	(466)	557	—	91
As of June 30, 2021	(71,916)	(8,248)	80,164	—
Charged/(credited) to:
- profit or loss	2,101	(2,415)	127	(187)
- directly to equity	195	(8)	—	187
As of March 31, 2022	(69,620)	(10,671)	80,291	—

(1)	Deferred tax assets are netted against deferred tax liabilities